Supplementary Financial Statement Information - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Employees and employee institutions	$ 602	$ 933
Expenses payable	735	275
Royalties payable	559	408
Other liabilities	13	16
Other payables, total	$ 1,909	$ 1,632